Vessels Under Construction	9 Months Ended
Mar. 31, 2014
Vessels Under Construction.
Vessels Under Construction

7. Vessels Under Construction

Vessels under construction is comprised of the following as of March 31, 2014:

Acquisition of two newbuilding contracts from Dorian Holdings on July 29, 2013 (refer Note 4)	17,593,130
Acquisition of one newbuilding contract from SeaDor on July 29,2013 (refer Note 3b)	7,009,675
Acquisition of thirteen newbuilding contracts from Scorpio November 26, 2013 (refer Note 3c)	119,386,040
Acquisition cost of vessel purchase options from Dorian Holdings and SeaDor exercised on February 21, 2014 (refer Notes 3b and 4)	7,134,126
Installment payments to shipyards	169,271,536
Other capitalized expenditures	1,839,689
Capitalized interest	972,010
Vessels under construction	323,206,206

The installment payments to the shipyards, totaling $169.3 million, represent scheduled payments made by the Company to the shipyards subsequent to the acquisition of the newbuilding contracts and payments relating to the option exercise of three newbuilding contracts. Other capitalized expenditures represent fees paid to our Manager of $1.1 million and to third party vendors of $0.7 million for supervision fees and other newbuilding pre-delivery costs including engineering and technical support, liaising with the shipyard, and ensuring key suppliers are integrated into the production planning process.

On February 21, 2014, pursuant to the option agreements with Hyundai Heavy Industries Co. Ltd., three newbuilding contracts were executed with a total contract price of $216.7 million (refer Notes 3b and 4).